Long-term debt - Amortised cost summary (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Long-term debt
Unamortised loan costs	R (777)	R (792)
Total long-term debt	109,454	81,405	R 79,877
Secured debt, preference shares and finance leases
Long-term debt
Long-term debt, before unamortised costs	77,718	57,736
Secured Debt
Long-term debt
Long-term debt, before unamortised costs	62,601	43,827
Preference shares
Long-term debt
Long-term debt, before unamortised costs	7,493	12,045
Finance leases
Long-term debt
Long-term debt, before unamortised costs	7,624	1,864
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 32,513	R 24,461